CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
REVENUE:
Net sales
Revenue
COSTS AND EXPENSES:
Cost of sales
Officers and directors compensation (including stock-based compensation)	97,682	95,319	365,548	358,455	453,772	466,560
Professional fees	34,425	44,189	89,580	159,419	228,170	227,010
Consulting fees	85,717	22,286	125,733	37,612
Commitment fees incurred in connection with the New SEDA (satisfied through issuance of common stock)			300,000
Travel	23,120	55,430	77,110	80,014	180,418	59,515
Occupancy	27,412	44,002	110,620	108,822	136,067	140,976
Other general and administrative	56,718	54,577	181,947	171,468	239,848	189,631
Total Costs and Expenses	325,074	315,803	1,250,538	915,790	1,238,275	1,083,692
OPERATING LOSS	(325,074)	(315,803)	(1,250,538)	(915,790)	(1,238,275)	(1,083,692)
Interest income						124
Interest expense	(14,032)	(9,560)	(41,419)	(25,197)	(38,726)	(30,841)
NET LOSS	(339,106)	(325,363)	(1,291,957)	(940,987)	(1,277,001)	(1,114,409)
Add net loss attributable to noncontrolling interests in Omagine LLC	1,644		1,644
NET LOSS ATTRIBUTABLE TO OMAGINE, INC.	$ (337,462)	$ (325,363)	$ (1,290,313)	$ (940,987)	$ (1,277,001)	$ (1,114,409)
LOSS PER SHARE - BASIC AND DILUTED	$ (0.03)	$ (0.03)	$ (0.1)	$ (0.08)	$ (0.11)	$ (0.12)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	12,808,779	11,945,631	12,608,235	11,583,327	11,828,511	9,686,101